Schedule of related party transactions with related party (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Expense paid by Xiaofeng Gao		$ 1,071
Repayment to Xiaofeng Gao		3,514
Medical Star [Member]
Related Party Transaction [Line Items]
Sales to Medical Star	$ 9,274	$ 34,693